Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001605803
Lattice Developed Markets (ex-US) Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Lattice Developed Markets (ex-US) Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Lattice Developed Markets (ex-US) Strategy ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of companies located in major developed markets of Europe, Canada and the Pacific Region.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41.81percent of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.81%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5 percent return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to track the investment results of the Lattice Risk-Optimized Developed Markets (ex-US) Strategy Index (LRODMX) (the “Index”), which is designed to address risks and opportunities within developed international economies outside the U.S. by selecting equity securities of companies domiciled within developed international equity markets exhibiting a favorable combination of factor characteristics, including valuation, momentum, and quality. Developed countries are those that have sound, well-established economies and are therefore thought to offer safer, more stable investment opportunities than developing markets. Risk-Optimized refers to the approach Lattice takes in the development and management of its strategy indexes. Each strategy index developed by Lattice seeks to address identified risks within each asset class. For example, country, company, and currency concentrations, valuation insensitivity, and other unmanaged risk factors may be addressed through the index management process. Risk-optimized does not mean “lower risk” in all cases, but rather refers to the deliberate and intentional re-allocation of specific risks.

The Index is built with a rules-based, proprietary methodology which employs a multi-layered risk-controlled approach that seeks to address active risks versus the cap-weighted universe, accounting for size, country, liquidity and volatility risks. Specifically, the Index seeks to de-concentrate individual country and currency risks while emphasizing companies exhibiting persistent risk premia factors. The Index’s components are risk- and factor-adjusted twice annually, with reconstitutions occurring in March and September. The Index was established with a base value of 1000 on December 31, 2013. The components of the Index, and the degree to which these components represent certain industries, may change over time.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as over concentration in countries and individual equities. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund generally invests at least 80 percent of its assets in securities of the Index and in depositary receipts (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) representing securities of the Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds, as well as in securities not included in the Index, but which Lattice believes will help the Fund track the Index. Under normal conditions, the Lattice Developed Markets (ex-US) Strategy ETF, will invest at least 80 percent of its net assets (plus the amount of borrowings for investment purposes) in securities of developed markets excluding the U.S. To the extent that a Fund’s Index concentrates (i.e., holds 25percent or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investment to approximately the same extent as its Index.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received) in accordance with the Fund’s securities lending program and guidelines.

The Index is sponsored by Lattice. Lattice determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is calculated and distributed by Solactive AG. Additional information on the Index can be found at www.latticestrategies.com.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent that a Fund’s Index concentrates (i.e., holds 25percent or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investment to approximately the same extent as its Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

CURRENCY RISK:  Because the Fund’s net asset value per share (the “NAV”) is determined in U.S. dollars, the Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

DERIVATIVES RISK:  A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). The Fund may invest in swaps, options and futures contracts. Swaps are contracts in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset in return for payments based on the return of a different specified rate, index or asset. Options involve the payment or receipt of a premium by an investor and the corresponding right or obligation to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity or security at a specified future time and at a specified price. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

EQUITY SECURITIES RISK: The equity securities in which the Fund invests are subject to changes in value and their values may be more volatile than those of other asset classes.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

FOREIGN INVESTMENT RISK:  Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries. In addition, investments in ADRs, GDRs and EDRs may be less liquid and more volatile than the underlying shares in their primary trading market.

GEOGRAPHIC RISK:  A natural or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region.

INDEX TRACKING RISK:  While the Adviser seeks to track the performance of the Index as closely as possible ( i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies.

ISSUER RISK:  Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

MARKET RISK: The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

MARKET TRADING RISK:  The Fund is a new fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

PASSIVE STRATEGY/INDEX RISK:  The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

SECURITIES LENDING RISK:  The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

VALUATION RISK:  The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of the Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of the Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.
Lattice Developed Markets (ex-US) Strategy ETF | Lattice Developed Markets (ex-US) Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.50%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none
OTHER EXPENSES	rr_OtherExpensesOverAssets	0.07%
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.57%
EXPENSE REIMBURSEMENT	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER EXPENSE REIMBURSEMENT	rr_NetExpensesOverAssets	0.50%
YEAR 1	rr_ExpenseExampleYear01	$ 51
YEAR 3	rr_ExpenseExampleYear03	176
YEAR 5	rr_ExpenseExampleYear05	311
YEAR 10	rr_ExpenseExampleYear10	$ 707

[1]	Lattice Strategies LLC (“Lattice” or the “Adviser”) has contractually agreed to reimburse the fees and expenses of the Trustees of the Lattice Strategies Trust (the “Trust”) who are not officers, directors/trustees, partners or employees of the Adviser or its affiliates (“Independent Trustees”) and their independent counsel, if any, until March 1, 2017. The Fund’s board of trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.